Capital Management - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
Short-term notes payable	$ 1,374	$ 1,045
Long-term debt payable within one year	733	603
Less: cash and cash equivalents	(530)	(540)
Net Long-term debt payable within one year	1,577	1,108
Long-term debt	13,030	13,017
Common shares	5,699	5,688
Retained earnings	5,562	5,174
Total capital	$ 25,868	$ 24,987